Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024 (unaudited)
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Forward Purchase Agreement Derivative Asset included in other noncurrent assets	—	—	11	11
Total assets, at fair value	$218	$—	$11	$229
Liabilities:
Public Warrants	$151	$—	$—	$151
Private warrants	—	25	—	25
Total warrant liabilities, at fair value	$151	$25	$—	$176

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Forward Purchase Agreement Derivative Asset included in other noncurrent assets	—	—	230	230
Total assets, at fair value	$218	$—	$230	$448
Liabilities:
Public Warrants	$575	$—	$—	$575
Private warrants	—	96	—	96
Total warrant liabilities, at fair value	$575	$96	$—	$671

The Company’s financial instruments consist of cash, prepaid expenses and other current assets, accounts payable, accrued expenses, and other current liabilities. The carrying value of these financial instruments is generally considered to approximate their fair values because of the short-term nature of those instruments.

The following table presents the changes in fair value of valued instruments for the three and nine months ended September 30, 2024 (in thousands):

	Three Months Ended September 30, 2024
	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private warrants, at fair value
Balance at July 1, 2024	$(20)	$484	$81
Change in fair value	9	(333)	(56)
Balance at September 30, 2024	$(11)	$151	$25

	Nine Months Ended September 30, 2024
	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private warrants, at fair value
Balance at January 1, 2024	$(230)	$575	$96
Change in fair value	219	(424)	(71)
Balance at September 30, 2024	$(11)	$151	$25

The following table presents the changes in fair value of valued instruments for the three and nine months ended September 30, 2023 (in thousands):

	Three Months Ended September 30, 2023
	Contingently convertible notes payable, including accrued interest, at fair value	SAFEs, at fair value	Series B convertible preferred stock, at fair value(1)	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private Placement Warrants, at fair value
Balance at July 1, 2023	$1,629	$34,517	7,632	—	—	—
Proceeds from issuance	—	—	19,347	—	—	—
Recognition of Forward Purchase Agreement Derivative Asset	—	—	—	(4,520)	—	—
Warrants liability assumed at the close of the FLAG Merger as of September 12, 2023	—	—	—	—	2,990	497
Change in fair value	397	(5,654)	(2,754)	3,230	(460)	(76)
Conversion into Common Stock	(2,026)	(28,863)	(24,225)	—	—	—
Balance at September 30, 2023	$—	$—	—	(1,290)	2,530	421

	Nine Months Ended September 30, 2023
	Contingently convertible notes payable, including accrued interest, at fair value	SAFEs, at fair value	Series B convertible preferred stock, at fair value(1)	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private Placement Warrants, at fair value
Balance at January 1, 2023	$1,152	$29,190	—	—	—	—
Proceeds from issuance	—	2,760	24,497	—	—	—
Recognition of Forward Purchase Agreement Derivative Asset	—	—	—	(4,520)	—	—
Warrants liability assumed at the close of the FLAG Merger as of September 12, 2023	—	—	—	—	2,990	497
Issuance of SAFE in lieu of cash for advisory services	—	166	—	—	—	—
Loss at inception	—	—	2,412	—	—	—
Change in fair value	874	(3,253)	(2,684)	3,230	(460)	(76)
Conversion into Common Stock	(2,026)	(28,863)	(24,225)	—	—	—
Balance at September 30, 2023	$—	$—	—	(1,290)	2,530	421

(1)	The loss at inception and the change in fair value of approximately $2.7 million from the issuance date to September 30, 2023, was recorded in Calidi’s unaudited condensed consolidated statements of operations within the change in fair value of debt and other liabilities - related party.

4. Fair Value Measurements

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of December 31, 2023 and December 31, 2022 (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Forward Purchase Agreement Derivative Asset	—	—	230	230
Total assets, at fair value	$218	$—	$230	$448
Liabilities:
Public Warrants	$575	$—	$—	$575
Private Placement Warrants	96	—	—	96
Total warrant liabilities, at fair value	$671	$—	$—	$671

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,152	$1,152
SAFEs	—	—	29,190	29,190
Total liabilities, at fair value	$—	$—	$30,342	$30,342

(1)	Elected the fair value option of accounting as discussed in Note 2.

Calidi’s financial instruments consist of cash, prepaid expenses and other current assets, deferred financing fees, accounts payable, accrued expenses, and other current liabilities. The carrying value of these financial instruments is generally considered to approximate their fair values because of the short-term nature of those instruments.

The Company previously entered into a legal settlement liability of $1.1 million (see Note 5). In accordance with the Settlement Agreement, the entire then unpaid amount was required to be repaid if the Company secures at least $10.0 million in equity financing, which the Company considered to be likely within the short-term (see Note 1). As such, as of December 31, 2022, approximately $0.6 million was included in legal settlement liability on the consolidated balance sheets. Upon the close of the FLAG Merger on September 12, 2023 (see Note 3), the entire amount became due and was subsequently paid to the Former Executive and as of December 31, 2023, there was no legal settlement liability outstanding.

The Company previously issued various debt financial instruments that included a loan payable, term notes payable, convertible notes payable, contingently convertible notes payable, and SAFEs, all of which were recently converted into common stock in connection with the closing of the FLAG Merger on September 12, 2023 (see Notes 8 and 9). For debt instruments that are not recorded at fair value amounting to $2.9 million and $4.3 million as of December 31, 2023 and December 31, 2022, respectively, the Company believes that the fair value of these debt instruments approximates their carrying value based on the borrowing rates available to the Company for debt with similar terms. The Company reports the fair value option debt instrument, including accrued interest, at its fair value as of each reporting date, with changes in the fair value of those instruments included in change in fair value of debt or change in fair value of debt — related party, as applicable, as part of other income and expenses, net, in the consolidated statements of operations. The Company has also previously issued certain other instruments such as the SAFEs which were also accounted for as fair value on a recurring basis further described below.

The Company previously entered into a Series B convertible preferred stock agreement (see Note 10). The Company previously classified its Series B convertible preferred stock as a liability, recorded at fair value on a recurring basis, subject to the classification guidance provided under ASC 480-10-25-14.

Contingently Convertible Notes Payable (CCNP)

The estimated fair value of the CCNPs was determined based on the aggregated, probability-weighted average of the outcomes of two possible scenarios, (i) the next qualified financing event, as defined, occurring prior to maturity and the CCNPs, including accrued interest, thereby mandatorily converting to the type and form of shares of stock issued in that qualified financing, including the underlying contingent warrants being issued at that time (referred to as “Scenario 1”), or, (ii) a qualified financing not occurring and the CCNPs, including accrued interest, maturing without conversion and without any warrants being issued (referred to as “Scenario 2”). The combined value of the probability-weighted average of those outcomes was then discounted back to each reporting period in which the CCNP were outstanding, in each case, under Scenario 1, based on the risk-free rate consistent with risk-neutral similar derivative equity instruments and, under Scenario 2, based on a risk-adjusted discount rate estimated based on the implied interest rate using the changes in observed interest rates of similar corporate rate debt that the Company believes is appropriate for those probability-adjusted cash flows under Scenario 2. The value of the contingent warrants, applicable only to Scenario 1, was measured at fair value using the Black-Scholes option pricing model used to value preferred stock warrants using an underlying asset value and the discounted exercise price of the warrants, as defined, and the indicated volatility of convertible preferred stock.

As of December 31, 2023, in connection with the completion of the FLAG Merger described in Notes 1 and 3, all contingently convertible notes payable were converted to Calidi common stock in accordance with the conversion provisions in the original agreements.

Term Notes Payable

The estimated fair value of the term notes payable is computed similarly based on its contractual cash flows and discounted back to each reporting period the instrument is outstanding using risk-adjusted discount rates similar to Scenario 2 in CCNP discussed above. The warrants to purchase common stock, which are freestanding equity classified instruments, issued with the term notes payable, were measured using the Black-Scholes option pricing model and the value allocated among the two freestanding instruments based on the residual method of allocation (see Note 8).

Simple Agreements for Future Equity

Calidi previously entered into certain Simple Agreements for Future Equity instruments (“SAFE”) (see Note 9). The SAFE instruments were recorded as liabilities and stated at fair value based on Level 3 inputs. The estimated fair value of the SAFE instruments was determined based on the aggregated, probability-weighted average of the outcomes of certain possible scenarios, including (i) a next qualified financing event, as defined, thereby mandatorily converting the SAFE to the type and form of shares of stock issued in that qualified financing at a specified discount to the price issued (referred to as “SAFE Scenario 1”), (ii) a SPAC event, as defined, thereby mandatorily converting the SAFE to common stock at a specified discount to the price issued (referred to as “SAFE Scenario 2”), or (iii) a liquidity event defined as a change of control or initial public offering, in which case the investors will automatically be entitled to a portion of proceeds received under such event at a specified discount to the price issued (referred to as “SAFE Scenario 3”). The combined value of the probability-weighted average of those outcomes was then discounted back to each reporting period in which the SAFE instruments were outstanding, in each case, based on a risk-adjusted discount rate estimated based on the implied interest rate using the changes in observed interest rates of corporate rate debt that the Company believes is appropriate for those probability-adjusted cash flow.

As of December 31, 2023, in connection with the completion of the FLAG Merger described in Note 3, all SAFEs were converted to Calidi common stock in accordance with the conversion provisions in the original agreements.

Series B Convertible Preferred Stock

Calidi previously entered into a Series B convertible preferred stock agreement (see Note 10). The Company recorded its Series B convertible preferred stock as a liability stated at fair value based on Level 3 inputs. The estimated fair value of the Series B convertible preferred stock was determined utilizing the probability-weighted expected return method (“PWERM”) based on the aggregated, probability-weighted average of the outcome of certain possible scenarios, including (i) SPAC event is completed, as defined, thereby mandatorily converting the Series B convertible preferred stock to common stock at a specified discount to the price issued (referred to as “SPAC Scenario”), or (ii) SPAC event is not completed, as defined (referred to as “Non-SPAC Scenario”). The combined value of the probability-weighted average of those outcomes was then discounted back to each reporting period in which the Series B convertible preferred stock instruments were outstanding, in each case, based on a weighted-average discount rate.

In connection with the completion of the FLAG Merger as described in Note 3, all series B Convertible Preferred Stock were converted into Calidi common stock immediately prior to the closing in accordance with the conversion provisions in the Series B Convertible Preferred Stock agreements.

Forward Purchase Agreement Derivative Asset

During August 2023, FLAG and Calidi entered into certain forward purchase agreements, collectively the Forward Purchase Agreement, as further described in Note 2 above. The Forward Purchase Agreement is accounted for as a derivative asset under ASC 815 – Derivatives and Hedging. To value the Forward Purchase Agreement derivative asset, a Monte Carlo simulation valuation model is used, using a risk-neutral Geometric Brownian Motion (GBM) to simulate potential future stock price paths based on underlying stock price over the three-year period commensurate with the term of the agreement.

The following table summarizes the significant unobservable inputs used in the fair value measurement of level 3 instruments as of December 31, 2023 and December 31, 2022:

December 31, 2023
Instrument	Valuation Technique	Input	Input Range
Forward Purchase Agreement Derivative Asset	Monte Carlo Simulation	Risk-free interest rate	4.09%
		Expected Term (years)	2.66 years
		Expected volatility	85.0%
		Underlying stock price	15.10
		Dividend yield	0.0%

December 31, 2022
Instrument	Valuation Technique	Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.5 years
		Probability - Scenario 1	0.0%
		Risk-free interest rate - Scenario 1	13.4%
		Probability - Scenario 2	100.0%
		Risk-adjusted discount rate - Scenario 2	13.4%

Contingently issuable warrants on contingently convertible notes payable – Scenario 1	Black-Scholes option pricing model	Expected term	2.0 years
		Expected volatility on preferred stock	40.0%
		Expected dividend yield	0.0%
		Risk-free interest rate	3.2%

SAFEs	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.4 - 3 years
		Probability — SAFE Scenario 1	20.0%
		Probability — SAFE Scenario 2	70.0%
		Probability — SAFE Scenario 3	10.0%
		Risk-adjusted discount rate — SAFE Scenarios 1 through 3	13.4%, 13.4%, and 13.1%, respectively

Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, discount rates, yield curves, credit spreads, measures of volatility and correlations of such inputs. Fair value measurements associated with the CCNPs, term notes payable, SAFEs, Series B convertible preferred stock, forward purchase agreement derivative asset, and private placement warrants (collectively the “valued instruments”) were determined based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. Increases or decreases in the fair value of the valued instruments can result from updates to assumptions such as the expected timing or probability of a qualified financing event, or changes in discount rates, among other assumptions. Based on management’s assessments of the valuations by the Company’s valuations specialists, none of the changes in the fair value of those instruments were due to changes in the Company’s own credit risk for the reporting periods presented. Judgment is used in determining these assumptions as of the initial valuation date and at each subsequent reporting period. Changes or updates to assumptions could have a material impact on the reported fair value, and the change in fair value, of valued instruments, and the results of operations in any given period.

The following table presents the changes in fair value of valued instruments for the year ended December 31, 2023 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	SAFEs	Series B convertible preferred stock, at fair value	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private Placement Warrants, at fair value
Balance at January 1, 2023	$1,152	$29,190	$—	$—	$—	$—
Proceeds from issuance	—	2,760	24,497	—	—	—
Recognition of Forward Purchase Agreement Derivative Asset	—	—	—	(4,520)	—	—
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023	—	—	—	—	2,990	497
Issuance of SAFE in lieu of cash for advisory services	—	166	—	—	—	—
Loss at inception	—	—	2,412	—	—	—
Change in fair value	874	(3,253)	(2,684)	4,290	(2,415)	(401)
Conversion into Common Stock	(2,026)	(28,863)	(24,225)	—	—	—
Balance at December 31, 2023	$—	$—	$—	$(230)	$575	$96

As of January 1, 2023, because the Scenario 2 probability of the contingently convertible notes payable was at 100%, as defined above, the corresponding contingently issuable warrants, accordingly, had no fair value as of that date since under that scenario those warrants would not be issuable.

The following table presents the changes in fair value of valued instruments for the year ended December 31, 2022 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs
Balance at January 1, 2022	$1,572	$505	$15,811
Proceeds from issuance	—	—	10,650
Issuance of SAFE in lieu of cash for advisory services	—	—	195
Extinguishment of term notes payable	—	(516)	—
Change in fair value	(420)	11	2,534
Balance at December 31, 2022	$1,152	$—	$29,190